                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      300 Crescent Court
                 --------------------------------
                 Suite 830
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         2/14/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $126,618
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                                                         Shares/
         Name of Issuer             Title of Class    Cusip     Value    Princ.  SH/PRN Investment  Other    Voting Authority
                                                               (x$1000)  Amount         Discretion Manager Sole    Shared  None
      99 Cents Only Stores       Common Stock - Long 65440K106  5,096    319,725   SH      Sole      N/A   319,725
       Alleghany Corp Del        Common Stock - Long 017175100   612      2,000    SH      Sole      N/A    2,000
    American Dental Partners     Common Stock - Long 025353103   491     36,347    SH      Sole      N/A   36,347
    American Vanguard Corp.      Common Stock - Long 030371108   306     35,801    SH      Sole      N/A   35,801
       Ascent Media Corp         Common Stock - Long 043632108  5,726    147,732   SH      Sole      N/A   147,732
Aspen Insurance Holdings Limited Common Stock - Long G05384105  1,431    50,000    SH      Sole      N/A   50,000
Barrett Business Services, Inc.  Common Stock - Long 068463108  3,043    195,685   SH      Sole      N/A   195,685
    Berkshire Hathaway, Inc.           Class A       084670108  1,205      10      SH      Sole      N/A     10
    Berkshire Hathaway, Inc.           Class B       084670702  2,459    30,700    SH      Sole      N/A   30,700
    Bristol Myers Squibb Co.     Common Stock - Long 110122108   690     26,040    SH      Sole      N/A   26,040
   Cambium Learning Grp, Inc.    Common Stock - Long 13201A107  1,693    492,126   SH      Sole      N/A   492,126
 Capital Southwest Corporation   Common Stock - Long 140501107  1,038    10,000    SH      Sole      N/A   10,000
          CBS Corp New                 Class B       124857202   237     12,443    SH      Sole      N/A   12,443
          Cenveo, Inc.           Common Stock - Long 15670S105   948     177,465   SH      Sole      N/A   177,465
         Clorox Co Del           Common Stock - Long 189054109  1,068    16,875    SH      Sole      N/A   16,875
          Coca Cola Co           Common Stock - Long 191216100  2,496    37,950    SH      Sole      N/A   37,950
       CorVel Corporation        Common Stock - Long 221006109   696     14,403    SH      Sole      N/A   14,403
  Costco Wholesale Corporation   Common Stock - Long 22160K105  1,083    15,000    SH      Sole      N/A   15,000
          Cross A T Co           Common Stock - Long 227478104  2,922    302,816   SH      Sole      N/A   302,816
       DISH Network Corp.              Class A       25470M109  1,047    53,275    SH      Sole      N/A   53,275
 Dr. Pepper Snapple Group, Inc.  Common Stock - Long 26138E109   923     26,265    SH      Sole      N/A   26,265
      Drugstore Com, Inc.        Common Stock - Long 262241102   387     175,042   SH      Sole      N/A   175,042
      Echostar Corporation             Class A       278768106  5,449    218,234   SH      Sole      N/A   218,234
        Emerson Elec Co.         Common Stock - Long 291011104   502      8,775    SH      Sole      N/A    8,775
    Employers Holdings, Inc.     Common Stock - Long 292218104  3,636    205,009   SH      Sole      N/A   205,009
   Fairfax Financial Holdings    Common Stock - Long 303901102  8,177    19,926    SH      Sole      N/A   19,926
         Limited (USA)
 Flagstone Reinsurance Holdings  Common Stock - Long L3466T104  5,388    427,630   SH      Sole      N/A   427,630
      General Electric Co        Common Stock - Long 369604103   188     10,257    SH      Sole      N/A   10,257
      GlaxoSmithKline PLC           Sponsored ADR    37733W105  1,839    46,884    SH      Sole      N/A   46,884
          Heinz H J Co           Common Stock - Long 423074103  2,151    43,490    SH      Sole      N/A   43,490
           Hershey Co            Common Stock - Long 427866108   770     16,332    SH      Sole      N/A   16,332
          Iron Mtn Inc           Common Stock - Long 462846106   325     13,004    SH      Sole      N/A   13,004
       Johnson & Johnson         Common Stock - Long 478160104  2,405    38,880    SH      Sole      N/A   38,880
        Kraft Foods Inc.               Class A       50075N104  1,668    52,946    SH      Sole      N/A   52,946
          K-Swiss Inc.                 Class A       482686102  3,903    313,020   SH      Sole      N/A   313,020
     Lancaster Colony Corp.      Common Stock - Long 513847103  1,514    26,475    SH      Sole      N/A   26,475
     Liberty Media Corp New         Cap Com Ser A    53071M302  9,461    151,236   SH      Sole      N/A   151,236
     Liberty Media Corp New         Int Com Ser A    53071M104  5,227    331,427   SH      Sole      N/A   331,427
Marsh & McLennan Companies, Inc.         SHS         571748102   282     10,320    SH      Sole      N/A   10,320
   Medical Action Industries     Common Stock - Long 58449L100  2,791    291,317   SH      Sole      N/A   291,317
  Montpelier Re Holdings, Ltd.   Common Stock - Long G62185106  6,695    335,759   SH      Sole      N/A   335,759
        Multi Color Corp         Common Stock - Long 625383104  1,233    63,338    SH      Sole      N/A   63,338
    Nicholas Financial, Inc.     Common Stock - Long 65373J209   926     90,412    SH      Sole      N/A   90,412
      Nobility Homes, Inc.       Common Stock - Long 654892108   177     21,848    SH      Sole      N/A   21,848
          Novartis AG               Sponsored ADR    66987V109   923     15,650    SH      Sole      N/A   15,650
   Pzena Investment Mgmt Inc.          Class A       74731Q103   74      10,000    SH      Sole      N/A   10,000
       Republic Services         Common Stock - Long 760759100  1,180    39,524    SH      Sole      N/A   39,524
         Sanofi Aventis             Sponsored ADR    80105N105  1,346    41,763    SH      Sole      N/A   41,763
         Starbucks Corp          Common Stock - Long 855244109  1,370    24,625    SH      Sole      N/A   24,625
         Timberland Co                 Class A       887100105  1,492    60,666    SH      Sole      N/A   60,666
     Tootsie Roll Inds Inc.      Common Stock - Long 890516107  1,343    46,359    SH      Sole      N/A   46,359
          Unilever PLC              Spon ADR New     904767704  2,593    83,963    SH      Sole      N/A   83,963
      Utah Med Prods Inc.        Common Stock - Long 917488108  1,630    60,652    SH      Sole      N/A   60,652
     Wall-Mart Stores, Inc.      Common Stock - Long 931142103  1,611    29,872    SH      Sole      N/A   29,872
       Washington Post Co              Class B       939640108  5,543    12,612    SH      Sole      N/A   12,612
   White Mtns Ins Group Ltd.     Common Stock - Long G9618E107  7,209    21,480    SH      Sole      N/A   21,480